Annual Fund Operating Expenses - DWS Small Cap Core Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.38%
Total annual fund operating expenses	1.27%
Fee waiver/expense reimbursement	0.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.24%
Class T
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.32%
Total annual fund operating expenses	1.22%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.22%
Class C
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.40%
Total annual fund operating expenses	2.05%
Fee waiver/expense reimbursement	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.99%
Class R6
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.95%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.95%
INST Class
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	none
Other expenses	0.31%
Total annual fund operating expenses	0.96%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.96%
Class S
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	none
Other expenses	0.36%
Total annual fund operating expenses	1.01%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.01%